Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-PSTK-0225-130 1.820982.130	February 7, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
ARRS-PSTK-0225-145 1.820981.145	February 7, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-K6-PSTK-0225-106 1.9900306.106	February 7, 2025